Employee Benefits (Tables)	12 Months Ended
Mar. 31, 2026
Employee Benefits [Abstract]
Summary of Amounts Related to Defined Benefit Pension Plans Recognized in Consolidated Statements of Income

	JPY (millions) For the Year Ended March 31
	2024	2025	2026
Japan	¥2,741	¥4,182	¥2,139
Foreign	15,956	13,925	17,871
Defined benefit costs	¥18,697	¥18,106	¥20,011

Summary of Amounts Related to Defined Benefit Pension Plans Recognized in Consolidated Statements of Financial Position

	JPY (millions) As of March 31, 2025
	Japan	Foreign	Total
Present value of defined benefit obligations	¥130,864	¥253,624	¥384,488
Fair value of plan assets	221,422	125,701	347,123
Effect of asset ceiling	78,717	—	78,717
Net defined benefit liabilities (assets)	¥(11,840)	¥127,922	¥116,083

Consolidated statements of financial position
Net defined benefit liabilities	¥7,462	¥127,967	¥135,429
Net defined benefit assets*	19,302	44	19,346
Net amount of liabilities (assets) recognized in the consolidated statements of financial position	¥(11,840)	¥127,922	¥116,083

	JPY (millions) As of March 31, 2026
	Japan	Foreign	Total
Present value of defined benefit obligations	¥116,648	¥303,505	¥420,153
Fair value of plan assets	¥224,045	¥166,940	¥390,985
Effect of asset ceiling	98,399	8	98,407
Net defined benefit liabilities (assets)	¥(8,998)	¥136,573	¥127,576

Consolidated statements of financial position
Net defined benefit liabilities	¥7,047	¥136,637	¥143,683
Net defined benefit assets	16,044	63	16,108
Net amount of liabilities (assets) recognized in the consolidated statements of financial position	¥(8,998)	¥136,573	¥127,576

Summary of Changes in Present Value of the Defined Benefit Obligations
A summary of changes in present value of the defined benefit obligations for the periods presented is as follows:

	JPY (millions) For the Year Ended March 31, 2025
	Japan	Foreign	Total
At beginning of the year	¥143,712	¥301,078	¥444,790
Current service cost	2,918	12,281	15,199
Interest cost	2,448	9,170	11,618
Remeasurement of defined benefit pension plans
From changes in demographic assumptions	40	37	77
From changes in financial assumptions	(7,622)	(3,952)	(11,574)
Experience adjustments	696	7,006	7,701
Past service cost	1,535	(2,731)	(1,196)
Settlement*	—	(57,537)	(57,537)
Benefits paid	(12,701)	(17,053)	(29,754)
Contributions by the employees	—	5,053	5,053
Effect of business combinations and disposals	(161)	(95)	(256)
Foreign currency translation differences	—	366	366
At end of the year	¥130,864	¥253,624	¥384,488

	JPY (millions) For the Year Ended March 31, 2026
	Japan	Foreign	Total
At beginning of the year	¥130,864	¥253,624	¥384,488
Current service cost	2,370	13,117	15,486
Interest cost	3,209	6,978	10,187
Remeasurement of defined benefit pension plans
From changes in demographic assumptions	7	(3,977)	(3,971)
From changes in financial assumptions	(9,507)	(4,149)	(13,655)
Experience adjustments	(900)	6,488	5,588
Benefits paid	(9,394)	(14,412)	(23,807)
Contributions by the employees	—	5,978	5,978
Foreign currency translation differences	—	39,859	39,859
At end of the year	¥116,648	¥303,505	¥420,153
* The defined benefit obligation for the fiscal year ended March 31, 2025, decreased due to the implementation of a pension buyout for a certain retirement pension plan with participants in multiple U.S. subsidiaries.
Changes in effect of asset ceiling for the periods presented are as follows:

	JPY (millions) For the Year Ended March 31
	2025	2026
Balance at beginning of the year	¥63,422	¥78,717
Interest income	1,059	1,897
Remeasurement Changes in effect of asset ceiling	14,237	17,792
Balance at end of the year	¥78,717	¥98,407

Summary of Significant Actuarial Assumptions Used to Determine Present Value
Significant actuarial assumptions used to determine the present value are as follows:

	Discount rate	Future salary increases
As of March 31, 2025
Japan	2.4%	—
Foreign	2.5%	3.0%
As of March 31, 2026
Japan	3.5%	—
Foreign	2.5%	2.8%

Schedule of Sensitivity Analysis for Actuarial Assumptions
A 0.5% change in these actuarial assumptions would affect the present value of defined benefit obligations at the end of the reporting period, while holding all other assumptions constant, by the amounts shown below:

	JPY (millions)
	Discount Rate		Future Salary Increases
	Change in assumption	Impact	Change in assumption	Impact
As of March 31, 2025
Japan	+0.50%	(7,178)	+0.50%	—
	-0.50%	7,914	-0.50%	—
Foreign	+0.50%	(14,452)	+0.50%	4,871
	-0.50%	16,049	-0.50%	(4,397)
As of March 31, 2026
Japan	+0.50%	(5,919)	+0.50%	—
	-0.50%	6,540	-0.50%	—
Foreign	+0.50%	(15,920)	+0.50%	5,668
	-0.50%	17,903	-0.50%	(5,092)

Schedule of Changes in Fair Value of Plan Assets and Breakdown by Asset Class
A summary of changes in fair value of plan assets for the periods presented is as follows:

	JPY (millions) For the Year Ended March 31
	2025	2026
Balance at beginning of the year	¥391,743	¥347,123
Interest income on plan assets	8,574	7,560
Remeasurement of defined benefit plans Return on plan assets	1,164	8,135
Contributions by the employer	18,845	15,417
Contributions by the employees	5,053	5,978
Settlement*	(60,320)	—
Benefits paid	(18,826)	(15,914)
Foreign currency translation differences	890	22,686
Balance at end of the year	¥347,123	¥390,985
* Plan assets for the fiscal year ended March 31, 2025, decreased due to the implementation of a pension buyout for a certain retirement pension plan with participants in multiple U.S. subsidiaries.
The breakdown of fair value by asset class is as follows:

	JPY (millions) As of March 31
	2025		2026
	With quoted prices in active markets	No quoted prices in active markets	With quoted prices in active markets	No quoted prices in active markets
Equities:
Japan	¥10,531	¥2,315	¥8,910	¥1,857
Foreign	57,690	81,589	75,471	71,794
Bonds:
Japan	387	19,513	450	23,112
Foreign	33,014	33,246	38,696	31,580
Life insurance company general accounts	—	68,741	—	79,709
Cash and cash equivalent	11,070	—	16,727	—
Property	536	18,036	688	27,665
Other	1,104	9,350	4,316	10,010
Total plan assets	¥114,332	¥232,791	¥145,259	¥245,726

Summary of Major Employee Benefits Expenses other than Retirement Benefits
Major employee benefit expenses other than retirement benefits for each fiscal year are as follows:

	JPY (millions) For the Year Ended March 31
	2024	2025	2026
Salary	¥688,316	¥701,775	¥711,159
Bonuses	161,821	174,576	138,442
Other	274,094	266,491	273,240